Note 10 - Summary of the Status of the Options Outstanding (Details)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Exercise Price 1 [Member]
Options Outstanding, Number (in shares) | shares
Options Outstanding, Weighted Average Remaining Contractual Life	4 years 262 days
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 0.22
Options Exercisable, Number (in shares) | shares	25,002
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 0.22
Exercise Price 2 [Member]
Options Outstanding, Number (in shares) | shares
Options Outstanding, Weighted Average Remaining Contractual Life	4 years 317 days
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 0.50
Options Exercisable, Number (in shares) | shares	0
Exercise Price 3 [Member]
Options Outstanding, Number (in shares) | shares
Options Outstanding, Weighted Average Remaining Contractual Life	9 years 47 days
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 0.66
Options Exercisable, Number (in shares) | shares	200,000
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 0.66
Exercise Price 4 [Member]
Options Outstanding, Weighted Average Remaining Contractual Life	9 years 40 days
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 0.68
Options Exercisable, Number (in shares) | shares	0
Exercise Price 5 [Member]
Options Outstanding, Weighted Average Remaining Contractual Life	2 years 361 days
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 0.70
Options Exercisable, Number (in shares) | shares	7,233,277
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 0.70
Exercise Price 6 [Member]
Options Outstanding, Weighted Average Remaining Contractual Life	9 years 138 days
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 0.73
Options Exercisable, Number (in shares) | shares	94,178
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 0.73
Exercise Price 7 [Member]
Options Outstanding, Weighted Average Remaining Contractual Life	5 years 251 days
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 0.83
Options Exercisable, Number (in shares) | shares	3,405,134
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 0.83
Exercise Price 8 [Member]
Options Outstanding, Weighted Average Remaining Contractual Life	8 years 164 days
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 0.84
Options Exercisable, Number (in shares) | shares	691,667
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 0.84
Exercise Price 9 [Member]
Options Outstanding, Weighted Average Remaining Contractual Life	7 years 233 days
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 1.10
Options Exercisable, Number (in shares) | shares	200,000
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 1.10
Exercise Price 10 [Member]
Options Outstanding, Weighted Average Remaining Contractual Life	7 years 175 days
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 1.15
Options Exercisable, Number (in shares) | shares	233,333
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 1.15
Exercise Price 11 [Member]
Options Outstanding, Weighted Average Remaining Contractual Life	2 years 32 days
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 1.24
Options Exercisable, Number (in shares) | shares	100,000
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 1.24
Exercise Price 12 [Member]
Options Outstanding, Weighted Average Remaining Contractual Life	5 years 87 days
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 1.35
Options Exercisable, Number (in shares) | shares	115,000
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 1.35
Exercise Price 13 [Member]
Options Outstanding, Weighted Average Remaining Contractual Life	2 years 32 days
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 1.45
Options Exercisable, Number (in shares) | shares	125,000
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 1.45
Exercise Price 14 [Member]
Options Outstanding, Weighted Average Remaining Contractual Life	5 years 346 days
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 1.55
Options Exercisable, Number (in shares) | shares	330,000
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 1.55
Exercise Price 15 [Member]
Options Outstanding, Weighted Average Remaining Contractual Life	2 years 32 days
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 1.58
Options Exercisable, Number (in shares) | shares	7,645
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 1.58
Exercise Price 16 [Member]
Options Outstanding, Weighted Average Remaining Contractual Life	6 years 324 days
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 1.66
Options Exercisable, Number (in shares) | shares	3,077,060
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 1.66
Exercise Price 17 [Member]
Options Outstanding, Weighted Average Remaining Contractual Life	5 years 233 days
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 1.90
Options Exercisable, Number (in shares) | shares	900,000
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 1.90
Options Outstanding, Weighted Average Remaining Contractual Life	5 years 43 days
Options Outstanding, Weighted Average Exercise Price (in dollars per share)	$ 1
Options Exercisable, Number (in shares) | shares	16,737,296
Options Exercisable, Weighted Average Exercise Price (in dollars per share)	$ 1.01